Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated income statement
Revenue	€ 21,427	€ 21,939
Cost of sales	(14,657)	(15,010)
Gross profit	6,770	6,929
Selling and distribution expenses	(1,675)	(1,883)
Administrative expenses	(2,560)	(2,590)
Net credit losses on financial assets	(378)	(302)
Share of results of equity accounted associates and joint ventures	260	(2,601)
Other income	1,055	1,024
Operating profit	3,472	577
Investment income	183	281
Financing costs	(1,610)	(1,369)
Profit/(loss) before taxation	2,045	(511)
Income tax expense	(490)	(1,380)
Profit/(loss) for the financial period	1,555	(1,891)
Profit/(loss) for the financial period	1,555	(1,891)
Attributable to:
Owners of the parent	1,314	(2,128)
Non-controlling interests	241	237
Profit/(loss) for the financial period	€ 1,555	€ (1,891)
Profit/(loss) per share
Basic - Total Group (in eurocents per share)	€ 4.45	€ (7.24)
Diluted - Total Group (in eurocents per share)	€ 4.44	€ (7.24)